Income Tax - Summary of Accumulated Tax Losses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Abstract]
Corporate tax	€ 260.7	€ 352.3	€ 272.0
Trade tax	140.1	204.1	170.6
Federal tax credits	21.3	4.0	0.8
State tax credits	€ 8.7	€ 1.6	€ 0.3